RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related-party Balances And Transactions
Short-term benefits for employees and officers	R$ 52,001	R$ 46,747	R$ 40,522
Post-employment benefits	266	192	111
Key management personnel compensation	R$ 52,267	R$ 46,939	R$ 40,633